Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 48,412	$ 43,015
Trade receivables	762	681
Inventories	2,279	1,869
Prepayments and other current assets	687	1
Total current assets	52,140	45,566
Property, plant and equipment, net	25,771	25,691
Deposits paid for non-current assets	2,345	103
Right-of-use assets	151	164
Deferred tax assets	738	596
Total non-current assets	29,005	26,554
Total assets	81,145	72,120
Current liabilities:
Short-term bank borrowings	143
Trade payables	12	28
Accruals and other payables	643	357
Lease liabilities, current portion	19	17
Income tax payable	156	13
Total current liabilities	2,615	1,837
Lease liabilities, non-current portion	168	179
Total non-current liabilities	168	179
Total liabilities	2,783	2,016
Shareholders’ equity
Ordinary shares (US$0.016** par value, 6,250,000** shares authorized, 1,100,625** shares issued and outstanding as of December 31, 2024 and US$0.016 par value, 6,125,000 shares authorized, 4,206,788 shares issued and outstanding as of December 31, 2025)
Founders Preferred Shares (US$0.016** par value, 125,000** shares authorized, 125,000** shares issued and outstanding as of December 31, 2025)	69	18
Receivables from shareholders	(3,210)	(3,210)
Share premium	16,305	11,745
Retained profits	65,388	64,707
Accumulated other comprehensive loss	(2,729)	(5,695)
Other reserves	2,539	2,539
Total shareholders’ equity	78,362	70,104
Total liabilities and shareholders’ equity	81,145	72,120
Related Party
Current liabilities:
Amounts due to related parties	$ 1,642	$ 1,422